Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable [Abstract]
Payable to suppliers	$ 1,533	$ 2,785	$ 8,808
Shown as:
– current liabilities	1,533	2,785	5,794
– non-current liabilities			$ 3,014